Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Segall Bryant & Hamill Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000357204
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Segall Bryant & Hamill Micro Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL MICRO CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Micro Cap Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund invests primarily in the common stock of micro-cap companies that the portfolio management team believes to be undervalued.

●	The manager uses a proprietary multi-factor quantitative investment model to identify such companies based on various financial measures and/or ratios.

●	Under normal circumstances at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.

●	The Fund currently considers "micro-cap companies" to be those companies included in, or similar in size to, those included in its benchmark index, the Russell Microcap® Index, at the time of purchase. As of March 31, 2019, the benchmark capitalization range was $2.2 million to $3.7 billion. As of March 31, 2019, the weighted average market capitalization of the benchmark index was approximately $644 million as compared to approximately $579 million for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

●	With respect to portfolio structure, the manager maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The manager maintains guidelines to monitor this variance.

●	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

●	Stocks may be sold when the manager's investment model determines that the risk characteristics outweigh any potential appreciation or he identifies better investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Micro-Cap Company Risk: The Fund is subject to the general risk that the stocks of micro-cap companies can involve greater risks than those associated with larger, more established companies. Micro-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-cap companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in more short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year, five years, and since inception compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year, five years, and since inception compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6/30/2009 20.33% Lowest Quarterly Return: 9/30/2011 (21.02)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Micro Cap Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTMIX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[3],[4]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.05%	[3],[4]
One Year	rr_ExpenseExampleYear01	$ 107
Three Years	rr_ExpenseExampleYear03	533
Five Years	rr_ExpenseExampleYear05	986
Ten Years	rr_ExpenseExampleYear10	$ 2,241
Annual Return 2009	rr_AnnualReturn2009	15.55%
Annual Return 2010	rr_AnnualReturn2010	33.49%
Annual Return 2011	rr_AnnualReturn2011	(3.55%)
Annual Return 2012	rr_AnnualReturn2012	15.60%
Annual Return 2013	rr_AnnualReturn2013	46.20%
Annual Return 2014	rr_AnnualReturn2014	2.49%
Annual Return 2015	rr_AnnualReturn2015	(4.92%)
Annual Return 2016	rr_AnnualReturn2016	24.49%
Annual Return 2017	rr_AnnualReturn2017	5.70%
Annual Return 2018	rr_AnnualReturn2018	(13.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
1 Year	rr_AverageAnnualReturnYear01	(13.06%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	10.86%
Segall Bryant & Hamill Micro Cap Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.31%)
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
10 Years	rr_AverageAnnualReturnYear10	8.87%
Segall Bryant & Hamill Micro Cap Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Segall Bryant & Hamill Micro Cap Fund | Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.08%)
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	12.69%
Segall Bryant & Hamill Small Cap Value Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Small Cap Value Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund emphasizes investments in dividend-paying, small companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

●	Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in small-capitalization dividend-paying companies.

●	The Fund currently considers "small-capitalization companies" to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Value Index, at the time of purchase. As of March 31, 2019, the benchmark capitalization range was $15.6 million to $6.5 billion. As of March 31, 2019, the weighted average market capitalization of the benchmark index was approximately $2.1 billion as compared to approximately $2.9 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

●	The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through stock selection.

●	Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

●	The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company's competitive advantage by gathering information about the company's product(s) or service(s) by talking to sources including customers, suppliers, competitors, and other industry contacts.

●	The goal of the team's process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model, using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

●	With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

●	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

●	Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

●	Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

●	Value Investing Risk: The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth" stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year, five years, and ten years for the Retail Class and one year, five years, and ten years for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year, five years, and ten years for the Retail Class and one year, five years, and ten years for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 9/30/2009 20.98% Lowest Quarterly Return: 12/31/2018 (18.85)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Small Cap Value Dividend Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTSVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4],[5]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[4],[5]
One Year	rr_ExpenseExampleYear01	$ 116
Three Years	rr_ExpenseExampleYear03	373
Five Years	rr_ExpenseExampleYear05	650
Ten Years	rr_ExpenseExampleYear10	$ 1,439
Annual Return 2009	rr_AnnualReturn2009	22.08%
Annual Return 2010	rr_AnnualReturn2010	27.03%
Annual Return 2011	rr_AnnualReturn2011	(0.31%)
Annual Return 2012	rr_AnnualReturn2012	9.69%
Annual Return 2013	rr_AnnualReturn2013	36.49%
Annual Return 2014	rr_AnnualReturn2014	6.46%
Annual Return 2015	rr_AnnualReturn2015	(8.13%)
Annual Return 2016	rr_AnnualReturn2016	29.72%
Annual Return 2017	rr_AnnualReturn2017	(1.84%)
Annual Return 2018	rr_AnnualReturn2018	(13.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.85%)
1 Year	rr_AverageAnnualReturnYear01	(13.76%)
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	9.53%
Segall Bryant & Hamill Small Cap Value Dividend Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WISVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4],[5]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[4],[5]
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	328
Five Years	rr_ExpenseExampleYear05	574
Ten Years	rr_ExpenseExampleYear10	$ 1,277
1 Year	rr_AverageAnnualReturnYear01	(13.55%)
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	9.69%
Segall Bryant & Hamill Small Cap Value Dividend Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.32%)
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10	7.36%
Segall Bryant & Hamill Small Cap Value Dividend Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.14%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	7.84%
Segall Bryant & Hamill Small Cap Value Dividend Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	10.40%
Segall Bryant & Hamill Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund emphasizes investments in small companies that the portfolio management team believes to have attractive growth prospects for earnings and/or cash flows.

●	Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-cap companies.

●	The Fund currently considers "small-capitalization companies" to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Growth Index, at the time of purchase. As of March 31, 2019, the benchmark capitalization range was $7.0 million to $8.7 billion. As of March 31, 2019, the weighted average market capitalization of the benchmark index was approximately $2.7 billion as compared to approximately $3.8 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

●	The team implements an investment strategy primarily through independent "bottom-up" fundamental research. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return relative to the Fund's benchmark, primarily through stock selection.

●	The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock's current price, and to generate an expected value for each stock, based on the team's internally generated forecasts.

●	With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

●	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

●	Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Growth Investing Risk: The Fund invests in companies that appear to be growth-oriented companies. If the Adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund's return.

●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

●	Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9/30/2016 11.08% Lowest Quarterly Return: 12/31/2018 (17.50)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Small Cap Growth Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTSGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[6]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[6]
One Year	rr_ExpenseExampleYear01	$ 116
Three Years	rr_ExpenseExampleYear03	437
Five Years	rr_ExpenseExampleYear05	780
Ten Years	rr_ExpenseExampleYear10	$ 1,750
Annual Return 2014	rr_AnnualReturn2014	3.85%
Annual Return 2015	rr_AnnualReturn2015	(4.77%)
Annual Return 2016	rr_AnnualReturn2016	8.79%
Annual Return 2017	rr_AnnualReturn2017	25.98%
Annual Return 2018	rr_AnnualReturn2018	3.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.50%)
1 Year	rr_AverageAnnualReturnYear01	3.19%
5 Years	rr_AverageAnnualReturnYear05	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Segall Bryant & Hamill Small Cap Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WISGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[6]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[6]
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	392
Five Years	rr_ExpenseExampleYear05	705
Ten Years	rr_ExpenseExampleYear10	$ 1,593
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Segall Bryant & Hamill Small Cap Growth Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.96%)
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Segall Bryant & Hamill Small Cap Growth Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Segall Bryant & Hamill Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.31%)
5 Years	rr_AverageAnnualReturnYear05	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Segall Bryant & Hamill Smid Cap Value Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL SMID CAP VALUE DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Smid Cap Value Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the contractual period ending April 30, 2020 and the total operating expenses without expense waivers for subsequent years.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund emphasizes investments in dividend-paying, small- and medium sized companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

●	Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in small- and medium-capitalization dividend-paying companies.

●	The Fund currently considers "small-capitalization companies" to be those included in, or similar in size to, those included in the Russell 2000® Value Index at the time of purchase. As of March 31, 2019, its capitalization range was $15.6 million to $6.5 billion. As of March 31, 2019, the weighted average market capitalization of the Russell 2000® Value Index was approximately $2.1 billion. The Fund currently considers "medium-capitalization companies" to be those included in, or similar in size to, those included the Russell Midcap® Value Index at the time of purchase. As of March 31, 2019, its capitalization range was $576 billion to $42.2 billion. As of March 31, 2019, the weighted average market capitalization of the Russell Midcap® Value Index was approximately $14.9 billion. As of March 31, 2019, the weighted average market capitalization of the companies within the Fund's portfolio was approximately $5.5 billion. Please note that these market capitalization measures will fluctuate over time.

●	The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through stock selection.

●	Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

●	The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company's competitive advantage by gathering information about the company's product(s) or service(s) by talking to sources including customers, suppliers, competitors, and other industry contacts.

●	The goal of the team's process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model, using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

●	With respect to portfolio structure, the team constructs the portfolio with a blend of what it believes are the most attractive investment opportunities within its small-cap value strategy and its mid-cap value strategy. The team maintains the portfolio's exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

●	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

●	Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

●	Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.

●	Value Investing Risk: The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth" stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 6/30/2018 5.01% Lowest Quarterly Return: 12/31/2018 (15.91)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Smid Cap Value Dividend Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTSDX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.47%)	[4],[7]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.05%	[4],[7]
One Year	rr_ExpenseExampleYear01	$ 107
Three Years	rr_ExpenseExampleYear03	1,817
Five Years	rr_ExpenseExampleYear05	3,408
Ten Years	rr_ExpenseExampleYear10	$ 6,921
Annual Return 2017	rr_AnnualReturn2017	1.54%
Annual Return 2018	rr_AnnualReturn2018	(13.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.91%)
1 Year	rr_AverageAnnualReturnYear01	(13.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Smid Cap Value Dividend Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WISDX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.55%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.65%)	[4],[7]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[4],[7]
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	1,809
Five Years	rr_ExpenseExampleYear05	3,407
Ten Years	rr_ExpenseExampleYear10	$ 6,931
1 Year	rr_AverageAnnualReturnYear01	(13.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Smid Cap Value Dividend Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Smid Cap Value Dividend Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Smid Cap Value Dividend Fund | Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Mid Cap Value Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Mid Cap Value Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund emphasizes investments in medium-sized, dividend-paying companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

●	Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in medium-sized, dividend-paying companies.

●	The Fund currently considers "medium-sized companies" to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap® Value Index, at the time of purchase. As of March 31, 2019, the benchmark capitalization range was $576 million to $42.2 billion. As of March 31, 2019, the weighted average market capitalization of the benchmark index was approximately $14.9 billion as compared to approximately $9.8 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

●	The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through stock selection.

●	Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

●	The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company's competitive advantage by gathering information about the company's product(s) or service(s) by talking to sources including customers, suppliers, competitors, and other industry contacts.

●	The goal of the team's process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

●	With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

●	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

●	Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

●	Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.

●	Value Investing Risk: The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth" stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6/30/2009 20.25% Lowest Quarterly Return: 9/30/2011 (16.63)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Mid Cap Value Dividend Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTMCX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4],[8]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[4],[8]
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	337
Five Years	rr_ExpenseExampleYear05	591
Ten Years	rr_ExpenseExampleYear10	$ 1,320
Annual Return 2009	rr_AnnualReturn2009	31.95%
Annual Return 2010	rr_AnnualReturn2010	20.18%
Annual Return 2011	rr_AnnualReturn2011	(0.02%)
Annual Return 2012	rr_AnnualReturn2012	12.39%
Annual Return 2013	rr_AnnualReturn2013	30.57%
Annual Return 2014	rr_AnnualReturn2014	12.69%
Annual Return 2015	rr_AnnualReturn2015	(1.50%)
Annual Return 2016	rr_AnnualReturn2016	22.76%
Annual Return 2017	rr_AnnualReturn2017	6.02%
Annual Return 2018	rr_AnnualReturn2018	(14.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.63%)
1 Year	rr_AverageAnnualReturnYear01	(14.12%)
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	11.18%
Segall Bryant & Hamill Mid Cap Value Dividend Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIMCX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4],[8]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[4],[8]
One Year	rr_ExpenseExampleYear01	$ 86
Three Years	rr_ExpenseExampleYear03	294
Five Years	rr_ExpenseExampleYear05	519
Ten Years	rr_ExpenseExampleYear10	$ 1,167
1 Year	rr_AverageAnnualReturnYear01	(13.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Segall Bryant & Hamill Mid Cap Value Dividend Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.65%)
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	10.03%
Segall Bryant & Hamill Mid Cap Value Dividend Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.16%)
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Segall Bryant & Hamill Mid Cap Value Dividend Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.29%)
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	13.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Segall Bryant & Hamill Fundamental International Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Fundamental International Small-Cap Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund invests primarily in the common stock of approximately 35 to 60 foreign small-cap companies that are trading at a discount to the portfolio management team's estimated intrinsic value of such company with the potential to grow their earnings and cash flows.

●	Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in foreign small-cap companies.

●	The Fund currently considers "small-cap companies" to be those companies included in, or similar in size to, those included in its benchmark index, the MSCI ACWI ex USA Small Cap Index, at the time of purchase. As of March 31, 2019, companies within this benchmark index ranged from approximately $72.8 million to $12.4 billion in market capitalization. As of March 31, 2019, the weighted average market capitalization of the benchmark was approximately $2.3 billion as compared to approximately $3.3 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

●	Under normal circumstances, the Fund primarily invests its assets in common stocks of foreign companies in developed countries. The Fund may, to a lesser extent, invest in emerging markets and/or in U.S.-based companies.

●	The team implements an investment strategy that is based on the belief that investing in businesses trading at a significant discount to intrinsic value leads to strong performance over time. Utilizing a bottom-up approach grounded in independent fundamental research, the team constructs a portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through stock selection.

●	The team seeks to capitalize on the inefficiencies within its small-cap universe. Investments are made in small-cap companies, primarily in developed foreign markets.

●	The team believes the best way to identify attractive candidates for research is to consider companies within its entire small-cap universe. The team does not eliminate any industries from the research process and does not pre-judge companies based on the nature of the business, but rather focuses on the underlying characteristics of the business.

●	The goal of the team's process is to invest in cash-generative companies at attractive valuations. Using proprietary fundamental research, the team looks for key attributes in companies including free cash flow, earnings growth, return on invested capital, balance sheet strength and relative upside to its estimate of intrinsic value. It seeks to manage risk through a valuation discipline, in-depth fundamental analysis and portfolio structure.

●	The team may invest in forward currency contracts to adjust the portfolio's exposure to different currencies consistent with the team's targets, which consider the currency weightings within the Fund's benchmark index.

●	The Fund considers "foreign companies" to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States. For purposes of determining the countries in which the Fund invests, the following countries are currently considered to be "developed countries": Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund considers emerging market countries to be those countries that are neither the United States nor developed countries.

●	Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Currency Risk: The Fund's exposure to foreign markets may affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates.

●	Derivatives Risk. The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

●	Direct Foreign Exposure Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country, and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements, and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund's ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.

●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

●	Small Company Risk: The Fund is subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies, which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6/30/2009 36.15% Lowest Quarterly Return: 12/31/2018 (20.69)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Fundamental International Small Cap Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTIFX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4],[10]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[4],[10]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	445
Five Years	rr_ExpenseExampleYear05	786
Ten Years	rr_ExpenseExampleYear10	$ 1,749
Annual Return 2009	rr_AnnualReturn2009	64.17%
Annual Return 2010	rr_AnnualReturn2010	35.25%
Annual Return 2011	rr_AnnualReturn2011	(5.75%)
Annual Return 2012	rr_AnnualReturn2012	24.84%
Annual Return 2013	rr_AnnualReturn2013	22.36%
Annual Return 2014	rr_AnnualReturn2014	(18.82%)
Annual Return 2015	rr_AnnualReturn2015	1.05%
Annual Return 2016	rr_AnnualReturn2016	1.60%
Annual Return 2017	rr_AnnualReturn2017	33.64%
Annual Return 2018	rr_AnnualReturn2018	(22.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.69%)
1 Year	rr_AverageAnnualReturnYear01	(22.98%)
5 Years	rr_AverageAnnualReturnYear05	(3.02%)
10 Years	rr_AverageAnnualReturnYear10	10.61%
Segall Bryant & Hamill Fundamental International Small Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIIFX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4],[10]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[4],[10]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	409
Five Years	rr_ExpenseExampleYear05	729
Ten Years	rr_ExpenseExampleYear10	$ 1,633
1 Year	rr_AverageAnnualReturnYear01	(22.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Segall Bryant & Hamill Fundamental International Small Cap Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.36%)
5 Years	rr_AverageAnnualReturnYear05	(4.70%)
10 Years	rr_AverageAnnualReturnYear10	9.46%
Segall Bryant & Hamill Fundamental International Small Cap Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.55%)
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
10 Years	rr_AverageAnnualReturnYear10	8.76%
Segall Bryant & Hamill Fundamental International Small Cap Fund | MSCI ACWI ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.20%)
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Segall Bryant & Hamill Global Large Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Global Large Cap Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund emphasizes investments in global, large, dividend-paying companies that meet the portfolio management team's investment criteria based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company's ability to grow its dividend while also taking into account the valuation of a company. The team seeks companies with strong Environmental, Social, and Governance (ESG) practices. The team consider a candidate company's ESG practices because they believe these traits can enhance a company's growth trajectory, long-term financial success and ability to pay a dividend.

●	The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.

●	Under normal circumstances, the Fund will invest at least 40% of its net assets in stocks of foreign companies drawn from at least three different countries (and at least 30% of its net assets in stocks of foreign companies if market conditions are not favorable).

●	The Fund currently considers "large" companies to be those with a market capitalization of at least $5 billion at the time of purchase. Large companies may benefit from attributes such as market dominance, substantial financial resources, and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.

●	Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends. In particular, the team typically seeks to identify companies that have paid consistently rising dividends, including those that currently pay dividends on their common stocks and have maintained or increased their per share dividend payments over the preceding five years.

●	The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company's competitive advantage.

●	The team considers a company's environmental, social, and corporate governance (ESG) practices because they believe a sustainable approach can enhance a company's ability to generate cash flow to fund its dividend.

●	With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to country or sector limitations. The portfolio typically holds 25 to 30 stocks.

●	The Fund can invest in securities of companies whose stock is traded on U.S. or foreign markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

●	The Fund considers "foreign companies" to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States.

●	Stocks may be sold when business fundamentals and/or dividend growth prospects have changed, ESG practices deteriorate or the stock price has achieved the team's valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Currency Risk: The Fund's exposure to foreign markets may affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates.

●	Direct Foreign Exposure Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country, and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements, and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund's ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.

●	ESG Investing Risk: Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one, five, and ten years for the Institutional Class compared with those of unmanaged indexes of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one, five, and ten years for the Institutional Class compared with those of unmanaged indexes of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 6/30/2009 15.16% Lowest Quarterly Return: 6/30/2010 (13.54)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Global Large Cap Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTMVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.89%	[11]
One Year	rr_ExpenseExampleYear01	$ 91
Three Years	rr_ExpenseExampleYear03	327
Five Years	rr_ExpenseExampleYear05	581
Ten Years	rr_ExpenseExampleYear10	$ 1,311
Annual Return 2009	rr_AnnualReturn2009	29.87%
Annual Return 2010	rr_AnnualReturn2010	3.99%
Annual Return 2011	rr_AnnualReturn2011	5.19%
Annual Return 2012	rr_AnnualReturn2012	13.39%
Annual Return 2013	rr_AnnualReturn2013	24.53%
Annual Return 2014	rr_AnnualReturn2014	4.43%
Annual Return 2015	rr_AnnualReturn2015	(0.56%)
Annual Return 2016	rr_AnnualReturn2016	8.58%
Annual Return 2017	rr_AnnualReturn2017	19.56%
Annual Return 2018	rr_AnnualReturn2018	(8.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.54%)
1 Year	rr_AverageAnnualReturnYear01	(8.70%)
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	9.46%
Segall Bryant & Hamill Global Large Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIMVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[11]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.74%	[11]
One Year	rr_ExpenseExampleYear01	$ 76
Three Years	rr_ExpenseExampleYear03	297
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	$ 1,222
1 Year	rr_AverageAnnualReturnYear01	(8.53%)
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	9.63%
Segall Bryant & Hamill Global Large Cap Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.07%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Segall Bryant & Hamill Global Large Cap Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.14%)
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	7.62%
Segall Bryant & Hamill Global Large Cap Fund | Russell Developed Large-Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.93%)	[12]
5 Years	rr_AverageAnnualReturnYear05	4.61%	[12]
10 Years	rr_AverageAnnualReturnYear10	9.96%	[12]
Segall Bryant & Hamill Global Large Cap Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.71%)	[12]
5 Years	rr_AverageAnnualReturnYear05	4.56%	[12]
10 Years	rr_AverageAnnualReturnYear10	9.67%	[12]
Segall Bryant & Hamill Workplace Equality Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND (formerly Segall Bryant & Hamill Large Cap Dividend Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Workplace Equality Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund invests primarily in dividend-paying companies with greater than $1 billion in market capitalization. The portfolio management team considers a candidate company's workplace equality practices and inclusionary hiring and promotion policies because they believe these traits can enhance a company's growth trajectory, long-term financial success and ability to pay a dividend.

●	Under normal circumstances, the Fund invests at least 80% of its net assets in companies that meet the quantitative and qualitative screening criteria of the Adviser's proprietary workplace equality screen (the "Screen"). Among various factors, these screening criteria seek to identify, for example, whether a company's equal employment opportunity statement prohibits discrimination based on sexual orientation and gender identity, and/or whether the company offers health benefits to same-sex partners or spouses of employees.

●	As a secondary consideration, the Fund will also consider a company's environmental, social, and governance (ESG) practices. The Fund's ESG criteria are generally designed to exclude companies with weak corporate governance, and/or companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including, for example, gambling, alcohol, tobacco, and/or firearms. The Adviser may also conduct a supplemental analysis of individual companies' corporate governance factors and a range of environmental and social factors that may vary by sector.

●	Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the financial strength and capital appreciation opportunity of candidate companies.

●	The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company's competitive advantage.

●	With respect to portfolio structure, the team seeks to achieve a balance between risk-adjusted total return opportunity and down-market capital preservation without regard to sector weighting limitations. Stocks may be sold when business fundamentals have changed, ESG practices deteriorate, the stock no longer meets the Screen or the stock price has achieved the team's valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

●	ESG Investing Risk: Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one, five, and ten years for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one, five, and ten years for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 3/31/2012 17.74% Lowest Quarterly Return: 9/30/2011 (14.35)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Workplace Equality Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEQRX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[13]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.89%	[13]
One Year	rr_ExpenseExampleYear01	$ 91
Three Years	rr_ExpenseExampleYear03	492
Five Years	rr_ExpenseExampleYear05	920
Ten Years	rr_ExpenseExampleYear10	$ 2,110
Annual Return 2009	rr_AnnualReturn2009	39.54%
Annual Return 2010	rr_AnnualReturn2010	15.26%
Annual Return 2011	rr_AnnualReturn2011	(0.64%)
Annual Return 2012	rr_AnnualReturn2012	15.13%
Annual Return 2013	rr_AnnualReturn2013	32.93%
Annual Return 2014	rr_AnnualReturn2014	6.79%
Annual Return 2015	rr_AnnualReturn2015	4.43%
Annual Return 2016	rr_AnnualReturn2016	(0.38%)
Annual Return 2017	rr_AnnualReturn2017	16.73%
Annual Return 2018	rr_AnnualReturn2018	(1.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.35%)
1 Year	rr_AverageAnnualReturnYear01	(1.36%)
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	12.08%
Segall Bryant & Hamill Workplace Equality Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEQIX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[13]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.74%	[13]
One Year	rr_ExpenseExampleYear01	$ 76
Three Years	rr_ExpenseExampleYear03	469
Five Years	rr_ExpenseExampleYear05	889
Ten Years	rr_ExpenseExampleYear10	$ 2,058
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	12.30%
Segall Bryant & Hamill Workplace Equality Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.64%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
10 Years	rr_AverageAnnualReturnYear10	8.16%
Segall Bryant & Hamill Workplace Equality Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	9.37%
Segall Bryant & Hamill Workplace Equality Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
5 Years	rr_AverageAnnualReturnYear05	8.21%
10 Years	rr_AverageAnnualReturnYear10	13.28%
Segall Bryant & Hamill Short Term Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Short Term Plus Fund (the "Fund") seeks to provide current income and competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. The Fund's annual Portfolio Turnover rate will be reported once the Fund completes a full calendar year of operations.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense wavers for the one-year contractual period and the total operating expenses without expense waivers for years two through three.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•	The Fund invests 80% or more of its assets in investment-grade debt securities–those rated in the top four rating categories by at least one nationally recognized rating agency, such as Moody's or Standard & Poor's (a "Rating Agency"). The dollar-weighted average quality is expected to be "Baa" or better. A "Baa" rating typically is the lowest of the four investment-grade categories.

•	The Fund may invest up to twenty percent (20%) of its assets in high yield securities. The Fund considers "high yield" securities to include securities rated, at the time of purchase, below investment grade by at least one nationally recognized rating agency, such as Moody's or Standard & Poor's (a "Rating Agency") or are unrated and determined to be of comparable quality by the Adviser and may include securities that are already in default.

•	The Fund expects to maintain an effective duration of between 4 and 7 years and an effective maturity of between 7 and 12 years, under normal circumstances.

•	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in investment-grade securities with average maturities of five years or less and the dollar weighted average maturity will be three years or less. Investment-grade securities for purposes of this limitation include corporate bonds, government and agency securities, mortgage-backed securities, mortgage pass-through securities, asset-backed securities, taxable municipal bonds, bonds issued in the U.S. by foreign entities, and zero coupon bonds.

•	Although the Fund normally focuses on U.S. dollar-denominated securities, the Fund may invest up to ten percent (10%) in non-U.S. dollar-denominated securities.

•	The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

•	The portfolio management team implements an investment strategy that is based on bottom up research and security selection. The team opportunistically seeks inefficiencies within the bond market created by the size of the market, behaviors of large investors and the nature of over-the-counter trading. The team also opportunistically focuses on discrepancies in credit ratings provided by different credit rating agencies to provide income.

•	The team uses a multiple step screening process and internally built modeling to identify suitable investments, taking into account financial and credit strength, operating cash flow, free cash flow stability, interest coverage and leverage ratios. The team typically focuses on publicly available data and company data rather than third-party research. The team also meets with company management teams in a variety of venues, including direct phone contact, conferences, one-on-one meetings at conferences, visits to our offices, company-site analyst days and quarterly earnings calls, to better understand potential investments.

•	Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk. Potential transactions are analyzed to evaluate impact on the entire portfolio.

•	Securities may be sold when conditions have changed, and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund's portfolio could fall. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

•	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

•	Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund's income may decline due to a decrease in interest rates. This risk is generally higher for shorter-term bonds and lower for longer- term bonds.

•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

•	Interest Rate Futures Risk: The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

•	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter- term securities. For example, the approximate percentage change in the price of a security with a two -year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

•	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. This could in turn negatively impact the value of the Fund's portfolio.

•	Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

•	Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities, and by extension, the value of the Fund's portfolio. Mortgage-backed securities are also subject to pre-payment risk. Due to their often-complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

•	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

•	New Fund Risk: The Fund is new and therefore has limited or no performance history for investors to evaluate.

•	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

•	Risk of Loss: You could lose money by investing in the Fund.

•	U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on December 17, 2018. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns, and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will be available on the Fund's website at www.sbhfunds.com or by calling (800) 392-2673.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns, and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Segall Bryant & Hamill Short Term Plus Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SBHPX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.77%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.28%)	[13]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.49%	[13]
One Year	rr_ExpenseExampleYear01	$ 50
Three Years	rr_ExpenseExampleYear03	$ 2,173
Segall Bryant & Hamill Short Term Plus Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SBAPX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.61%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.21%)	[13]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.40%	[13]
One Year	rr_ExpenseExampleYear01	$ 41
Three Years	rr_ExpenseExampleYear03	$ 2,138
Segall Bryant & Hamill Plus Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL PLUS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Plus Bond Fund (the "Fund") seeks to achieve long-term total rate of return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund invests 65% or more of its assets in investment-grade debt securities–those rated in the top four rating categories by at least one nationally recognized rating agency, such as Moody's or Standard & Poor's (a "Rating Agency"). The dollar-weighted average quality is expected to be "Baa" or better. A "Baa" rating typically is the lowest of the four investment-grade categories. The Fund may invest up to thirty-five percent (35%) of its assets in below investment-grade securities, (also known as "junk" bonds), which are securities rated below investment-grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default.

●	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds.

●	The Fund may invest up to twenty percent (20%) in equity securities, generally in preferred stocks, but common stocks are allowed.

●	Although the Fund normally focuses on U.S. dollar-denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar-denominated securities.

●	The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

●	The portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The team seeks to deliver alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through security and sector selection. However, the team opportunistically uses top-down strategies, such as increasing or decreasing exposure to interest rate changes, when market conditions are compelling.

●	Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser's equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.

●	The Fund expects to maintain an effective duration of between 4 and 7 years and an effective maturity of between 7 and 12 years, under normal circumstances.

●	Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk.

●	Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

●	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund's portfolio could fall. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

●	Derivatives Risk. The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

●	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

●	Indirect Foreign Exposure Risk: Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Interest Rate Futures Risk: The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

●	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. This could in turn negatively impact the value of the Fund's portfolio.

●	Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

●	Risk of Loss: You could lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one, five, and ten years for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one, five, and ten years for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 9/30/2009 4.33% Lowest Quarterly Return: 12/31/2016 (2.82)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Plus Bond Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTIBX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[14]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.55%	[14]
One Year	rr_ExpenseExampleYear01	$ 56
Three Years	rr_ExpenseExampleYear03	202
Five Years	rr_ExpenseExampleYear05	361
Ten Years	rr_ExpenseExampleYear10	$ 823
Annual Return 2009	rr_AnnualReturn2009	10.42%
Annual Return 2010	rr_AnnualReturn2010	7.22%
Annual Return 2011	rr_AnnualReturn2011	7.55%
Annual Return 2012	rr_AnnualReturn2012	5.67%
Annual Return 2013	rr_AnnualReturn2013	(1.23%)
Annual Return 2014	rr_AnnualReturn2014	5.90%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	3.82%
Annual Return 2017	rr_AnnualReturn2017	4.74%
Annual Return 2018	rr_AnnualReturn2018	(0.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.82%)
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	4.33%
Segall Bryant & Hamill Plus Bond Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIIBX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[14]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.40%	[14]
One Year	rr_ExpenseExampleYear01	$ 41
Three Years	rr_ExpenseExampleYear03	157
Five Years	rr_ExpenseExampleYear05	283
Ten Years	rr_ExpenseExampleYear10	$ 652
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Segall Bryant & Hamill Plus Bond Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.56%)
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Segall Bryant & Hamill Plus Bond Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.07%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	2.76%
Segall Bryant & Hamill Plus Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Segall Bryant & Hamill Quality High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Quality High Yield Fund (the "Fund") seeks to achieve long-term total rate of return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund invests in a wide variety of income-producing securities, primarily through investments in bonds (which includes, but is not limited to, corporate bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds), and to a lesser extent, through convertible bonds and equity securities, including both convertible and non-convertible preferred stock and common stock.

●	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in "high yield" securities.

●	The Fund considers "high yield" securities to include securities rated, at the time of purchase, below investment grade by at least one nationally recognized rating agency, such as Moody's or Standard & Poor's (a "Rating Agency") or are unrated and determined to be of comparable quality by the Adviser and may include securities that are already in default.

●	Although the Fund normally focuses on U.S. dollar-denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar-denominated securities.

●	The Fund emphasizes investments in corporate bonds, which may generate more income than government securities. Corporate bonds also provide opportunities for the portfolio management team's research to identify companies with stable or improving credit characteristics, which may result in price appreciation.

●	The Fund may invest in other securities, including equity securities, primarily common and preferred stock, trust preferred securities, debt issued by REITs, mortgage-backed, and asset-backed securities, which may also offer higher yield than government securities.

●	The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

●	The Fund's portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through security and sector selection and, secondarily, through portfolio level decisions.

●	Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio with a "quality" focus by issuer to seek to minimize issuer-specific credit risk.

●	Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser's equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.

●	The team considers an issuer's environmental, social, and corporate governance (ESG) practices because they believe a sustainable approach can enhance an issuer's ability to generate cash flow to fund its interest payments and improve its creditworthiness.

●	Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

●	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund's portfolio could fall. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

●	Derivatives Risk: The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

●	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Interest Rate Futures Risk: The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

●	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. This could in turn negatively impact the value of the Fund's portfolio.

●	Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

●	Risk of Loss: You could lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one, five, and ten years for the Institutional Class compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one, five, and ten years for the Institutional Class compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 6/30/2009 19.35% Lowest Quarterly Return: 12/31/2018 (2.94)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Quality High Yield Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTLTX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[15]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[15]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	284
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	$ 1,114
Annual Return 2009	rr_AnnualReturn2009	40.09%
Annual Return 2010	rr_AnnualReturn2010	12.71%
Annual Return 2011	rr_AnnualReturn2011	8.13%
Annual Return 2012	rr_AnnualReturn2012	10.49%
Annual Return 2013	rr_AnnualReturn2013	4.31%
Annual Return 2014	rr_AnnualReturn2014	5.01%
Annual Return 2015	rr_AnnualReturn2015	(1.64%)
Annual Return 2016	rr_AnnualReturn2016	12.75%
Annual Return 2017	rr_AnnualReturn2017	6.18%
Annual Return 2018	rr_AnnualReturn2018	(2.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.94%)
1 Year	rr_AverageAnnualReturnYear01	(2.19%)
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	9.06%
Segall Bryant & Hamill Quality High Yield Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WILTX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[15]
One Year	rr_ExpenseExampleYear01	$ 72
Three Years	rr_ExpenseExampleYear03	243
Five Years	rr_ExpenseExampleYear05	430
Ten Years	rr_ExpenseExampleYear10	$ 970
1 Year	rr_AverageAnnualReturnYear01	(2.00%)
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	9.23%
Segall Bryant & Hamill Quality High Yield Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	6.74%
Segall Bryant & Hamill Quality High Yield Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	6.25%
Segall Bryant & Hamill Quality High Yield Fund | Barclays U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	10.24%
Segall Bryant & Hamill Municipal Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") seeks income exempt from Federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 188% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	188.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 either in the Retail Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the contractual period ending April 30, 2020 and the total operating expenses without expense waivers for subsequent years.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the four highest investment-grade categories at the time of purchase by one or more nationally recognized rating agencies such as Moody's or Standard & Poor's ("Rating Agencies").

●	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in municipal bonds. The portfolio management team understands municipal bonds to include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer. Issuers may be states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. The Fund expects to maintain a dollar-weighted average duration of four to seven years and a dollar-weighted average maturity of five to 12 years, under normal circumstances.

●	The Fund may invest up to thirty percent (30%) of its total assets at the time of purchase in municipal bonds rated below investment grade (commonly referred to as "junk" bonds).

●	The Fund may invest in unrated bonds. The portfolio management team determines the comparable quality of such instruments to determine if they meet the Fund's rating requirements.

●	The team researches the financial condition of various counties, public projects, school districts and taxing authorities to seek to fully understand the issuer's ability to generate revenues or levy taxes in order to meet its obligations.

●	The Fund may utilize the following derivatives: interest-rate futures contracts; options on futures contracts; swap agreements, including interest rate swaps, and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the Fund's portfolio.

●	If the team identifies what it believes are relative valuation opportunities, the Fund may invest up to twenty percent (20%) of its total net assets at time of purchase in taxable bonds including, but not limited to, corporate bonds, taxable municipal bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds. The Fund may invest up to half of this allocation in taxable "junk" bonds.

●	The Fund may, from time to time, invest up to ten percent (10%) of its total net assets at time of purchase in other investment companies and vehicles, including but not limited to, exchange-traded funds (ETFs) and closed-end funds.

●	Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target, or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

●	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund's portfolio could fall. Corporate bonds are generally subject to higher levels of credit risk than government bonds. High-yield bonds are generally subject to higher levels of credit risk than investment grade bonds.

●	Derivatives Risk: The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

●	Extension Risk: The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

●	Interest Rate Futures Risk: Interest rate futures are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

●	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. This could in turn negatively impact the value of the Fund's portfolio.

●	Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These high degrees of volatility are most acute in circumstances where the issuer has financial difficulties, such as operational budgets that are structurally imbalanced, or has defaulted on or failed to make regularly scheduled payments. Certain Puerto Rican issuers in which the Fund invests, or may invest, may have these difficulties.

●	Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.

●	Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.

●	Portfolio Management Risk: The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

●	Risk of Loss: You could lose money by investing in the Fund.

●	States and U.S. Territories: The Fund's portfolio is expected to be diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory, such as Puerto Rico. Under these circumstances, events in that state or territory may affect the Fund's investments and performance. These events may include economic or political policy changes, tax base erosion, constitutional limits or tax increases, budget deficits or other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state or territory.

●	Tax Risks: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority because of interpretations by taxing authorities or noncompliant conduct of a municipality, and/or may be adversely affected by future legislative, administrative or judicial activity. In addition, a portion of the Fund's otherwise tax-exempt dividends may be taxable to shareholders that are subject to the alternative minimum tax. Certain changes to the tax law enacted in 2017 could dampen the market for tax-exempt bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 6/30/2017 2.54% Lowest Quarterly Return: 3/31/2018 (0.58)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Municipal Opportunities Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTTAX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[16]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.65%	[16]
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	290
Five Years	rr_ExpenseExampleYear05	532
Ten Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2017	rr_AnnualReturn2017	8.34%
Annual Return 2018	rr_AnnualReturn2018	1.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
1 Year	rr_AverageAnnualReturnYear01	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Municipal Opportunities Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WITAX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[16]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[16]
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	249
Five Years	rr_ExpenseExampleYear05	464
Ten Years	rr_ExpenseExampleYear10	$ 1,082
1 Year	rr_AverageAnnualReturnYear01	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Municipal Opportunities Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Municipal Opportunities Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Municipal Opportunities Fund | Bloomberg Barclays U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Segall Bryant & Hamill Colorado Tax Free Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SEGALL BRYANT & HAMILL COLORADO TAX FREE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Segall Bryant & Hamill Colorado Tax Free Fund (the "Fund") seeks income exempt from both federal and Colorado state personal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agencies such as Moody's or Standard & Poor's ("Rating Agencies").

●	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in securities, the income from which is exempt from both federal and Colorado state income tax.

●	Under normal circumstances, a minimum of 80% of the portfolio will be rated investment-grade at the time of purchase.

●	The Fund may invest up to twenty percent (20%) of its total assets in municipal bonds rated below investment grade.

●	The Fund may invest in unrated bonds. The portfolio management team determines the comparable quality of such instruments to determine if they meet the Fund's rating requirements.

●	The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

●	The team researches the financial condition of various counties, public projects, school districts, and taxing authorities to seek to fully understand the issuer's ability to generate revenues or levy taxes in order to meet its obligations.

●	Given the Fund's tax-exempt focus, the team also strives to maintain a low portfolio turnover in an effort to minimize the Fund's capital gain distributions.

●	In addition, the team generally avoids investing in municipal bonds that are subject to the Alternative Minimum Tax but may do so if they believe they provide sufficient relative value.

●	The team seeks to purchase securities from many areas of Colorado to reduce the economic risk to the portfolio from any particular local economy within the state.

●	Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
●	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

●	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund's portfolio could fall. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

●	Derivatives Risk: The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

●	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

●	Interest Rate Futures Risk: The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

●	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. This could in turn negatively impact the value of the Fund's portfolio.

●	Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These high degrees of volatility are most acute in circumstances where the issuer has financial difficulties, such as operational budgets that are structurally imbalanced, or has defaulted on or failed to make regularly scheduled payments. Certain Puerto Rican issuers in which the Fund invests, or may invest, may have these difficulties.

●	Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.

●	Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.

●	Non-Diversification Risk: The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado, and as such, must be considered as being backed by the same entity. Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.

●	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

●	Risk of Loss: You could lose money by investing in the Fund.

●	State Specific Risk: The Fund is subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds, such as a national tax-exempt fund.

●	Tax Risk: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority because of interpretations by taxing authorities or noncompliant conduct of a municipality, and/or may be adversely affected by future legislative, administrative or judicial activity. In addition, a portion of the Fund's otherwise tax-exempt dividends may be taxable to those shareholders that are subject to the alternative minimum tax. Certain changes to the tax law enacted in 2017 could dampen the market for tax-exempt bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 392-2673
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9/30/2009 5.37% Lowest Quarterly Return: 12/31/2010 (3.65)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Colorado Tax Free Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTCOX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[17]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.65%	[17]
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	228
Five Years	rr_ExpenseExampleYear05	403
Ten Years	rr_ExpenseExampleYear10	$ 910
Annual Return 2009	rr_AnnualReturn2009	10.71%
Annual Return 2010	rr_AnnualReturn2010	1.77%
Annual Return 2011	rr_AnnualReturn2011	8.88%
Annual Return 2012	rr_AnnualReturn2012	5.57%
Annual Return 2013	rr_AnnualReturn2013	(2.56%)
Annual Return 2014	rr_AnnualReturn2014	7.23%
Annual Return 2015	rr_AnnualReturn2015	3.02%
Annual Return 2016	rr_AnnualReturn2016	(0.07%)
Annual Return 2017	rr_AnnualReturn2017	5.12%
Annual Return 2018	rr_AnnualReturn2018	0.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.65%)
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Segall Bryant & Hamill Colorado Tax Free Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WICOX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[17]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[17]
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	184
Five Years	rr_ExpenseExampleYear05	329
Ten Years	rr_ExpenseExampleYear10	$ 752
1 Year	rr_AverageAnnualReturnYear01	0.73%
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Segall Bryant & Hamill Colorado Tax Free Fund | After Taxes on Distributions | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Segall Bryant & Hamill Colorado Tax Free Fund | After Taxes on Distributions and Sales | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Segall Bryant & Hamill Colorado Tax Free Fund | Barclays U.S. 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016

[1]	Management Fees have been restated to reflect a reduction in the annual percentage rate at which such fees are computed from 1.00% to 0.80% effective May 1, 2019.
[2]	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
[3]	From May 1, 2019 until at least April 30, 2020, for the Fund's Retail Class, Segall Bryant & Hamill, LLC (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.05% for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[4]	Restated to reflect current fee waiver/reimbursement arrangements.
[5]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund's Financial Highlights will be no more than 1.14% and 0.99% to the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[6]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.14% and 0.99% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[7]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.05% and 0.90% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[8]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.99% and 0.84% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[9]	Management Fees have been restated to reflect a reduction in the annual percentage rate at which such fees are computed from 1.20% to 1.00% effective May 1, 2019.
[10]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.25% and 1.10% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[11]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.89% and 0.74% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[12]	Effective December 31, 2018, FTSE Russell discontinued the Fund's benchmark index, the Russell Developed Large Cap Index. As such, effective January 1, 2019, the Board of Trustees approved the MSCI World Index as the Fund's benchmark index.
[13]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.49% and 0.40% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[14]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.55% and 0.40% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[15]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.85% and 0.70% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[16]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) in the same proportion, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.65% and 0.50% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[17]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.65% and 0.50% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.